Intangible Assets (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Gross carrying amounts:
Balance			$ 106,928,223
Acquisition			57,080,812
Foreign currency translation			(51,719)
Balance	163,957,316		163,957,316
Accumulated amortization
Balance			12,477,159
Amortization expense	2,548,542	1,268,319	4,977,454	2,536,835
Balance	17,454,613		17,454,613
Total amortized intangible assets	146,502,703		146,502,703		94,451,063
Unamortized intangible assets:
Balance			17,037,761
Acquisition			722,748
Foreign currency translation			(11,867)
Balance	17,748,642		17,748,642
Bad Debt Guarantee [Member]
Gross carrying amounts:
Balance			589,432
Acquisition			16,881
Foreign currency translation			(191)
Balance	606,122		606,122
Accumulated amortization
Balance			196,153
Amortization expense			60,728
Balance	256,881		256,881
Total amortized intangible assets	349,241		349,241
Non Compete Agreement [Member]
Gross carrying amounts:
Balance			1,517,220
Acquisition			305,927
Foreign currency translation			(576)
Balance	1,822,571		1,822,571
Accumulated amortization
Balance			164,633
Amortization expense			70,657
Balance	235,290		235,290
Total amortized intangible assets	1,587,281		1,587,281
Profit Interest Agreement [Member]
Gross carrying amounts:
Balance			104,821,571
Acquisition			56,758,004
Foreign currency translation			(50,952)
Balance	161,528,623		161,528,623
Accumulated amortization
Balance			12,116,373
Amortization expense			4,846,069
Balance	16,962,442		16,962,442
Total amortized intangible assets	$ 144,566,181		$ 144,566,181